Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets Current [Abstract]
Cash and cash equivalents	$ 4,298	$ 17,734
Restricted cash	2,000	19,560
Accounts receivable trade, net	2,287	1,764
Due from related parties	0	405
Inventories	471	2,512
Other current assets	2,190	1,457
Vessels held for sale	39,750	0
Deferred charges	1,090	0
Total current assets	52,086	43,432
FIXED ASSETS [Abstract]
Vessels, net	68,511	381,129
Office equipment, net	2	15
Total fixed assets	68,513	381,144
Other Assets [Abstract]
Goodwill	0	4,365
Deferred charges	220	7,358
Other non-current assets	141	177
TOTAL ASSETS	120,960	436,476
CURRENT LIABILITIES [Abstract]
Current portion of long-term debt	208,649	45,817
Trade accounts and other payables	2,514	2,595
Due to related parties	6,135	1,097
Accrued expenses	1,159	2,428
Accrued interest	3,543	1,936
Financial instruments	491	4,092
Deferred revenue - related party	0	142
Deferred revenue	86	590
Total current liabilities	222,577	58,697
Long-term debt, net of current portion	0	300,586
Financial instruments, net of current portion	0	270
Total Liabilities	222,577	359,553
Commitments and contingencies	0	0
EQUITY [Abstract]
Preferred stock	0	0
Common stock	1	1
Additional paid-in capital	294,520	279,292
Accumulated deficit	(396,138)	(202,370)
Total equity	(101,617)	76,923
TOTAL LIABILITIES AND EQUITY	$ 120,960	$ 436,476